Simple Agreement for Future Equity ("SAFE") (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	May 19, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Aug. 02, 2022
Simple Agreement for Future Equity ("SAFE")
Proceeds From SAFE Investment	$ 5,000,000.0			$ 5,000,000	$ 5,000,000
Percentage of discount of pricing in the triggering equity financing (as a percent)					50.00%
Post money valuation					$ 150,000,000.0
Interest rate (as a percent)					0.00%
Loss recognized on conversion		$ 5,300,000	$ 5,300,000
Series X Preferred Stock
Simple Agreement for Future Equity ("SAFE")
SAFE, Outstanding amount converted						$ 4,700,000
Number of shares issued upon conversion						100,000